Consolidated Statement of Assets and Liabilities (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-controlled/non-affiliate company investments, at amortized cost	$ 11,482,053,000	$ 2,556,783,900	[1],[2]
Common stock per value (in dollars per share)	$ 0.01
Common shares issued (in shares)	213,687	64,721
Common shares outstanding (in shares)	213,687	64,721
Class I
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	172,421	51,943
Class S
Common stock per value (in dollars per share)	$ 0.01
Common shares outstanding (in shares)	29,493	10,972
Class D
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	11,773	1,806

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.